12. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	Deferred Tax Assets (Liabilities)

	2017	2016
Insurance Commissions	$ (3,101,272)	$ (5,399,148)
Unearned Premium Reserves	1,273,650	2,126,996
Deferred Acquisition Cost Amortization	(816,718)	(1,115,119)
SPAE Capitalization	174,761	277,418
STAT & Tax Reserve	225,941	314,412
GAAP/STAT Premium Tax	(144,605)	(242,583)
Unrealized (Gain) Loss on
Marketable Debt Securities	(1,279,422)	650,626
Other	(27,701)	(31,132)
	$ (3,695,366)	$ (3,418,530)